28. Exploration and evaluation of oil and gas reserves (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property plant and equipment
Opening Balance	[1]	$ 124,201	$ 159,265
Closing Balance	[1]	124,201	159,265
Oil And Natural Gas Liquids [member]
Property plant and equipment
Opening Balance	[2],[3]	3,024	4,262	$ 4,132
Additions	[2],[3]	428	510
Write-offs	[2],[3]	(197)	(216)
Transfers	[2],[3]	(494)
Cumulative translation adjustment	[2],[3]	(975)	(164)
Closing Balance	[2],[3]	3,024	4,262
Intangible Assets	[2],[3]	14,526	18,919
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	[2],[3]	$ 17,550	$ 23,181

[1]	Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.
[2]	Amounts capitalized and subsequently expensed in the same period have been excluded from this table.
[3]	The signature bonuses related to the results of the 16th ANP bidding round and Surplus Oil of Transfer of Rights Agreement, in the amount of US$ 15,341, are described in note 24.1 to the consolidated financial statements for the year ended December 31, 2019.